Loans Receivables (Tables)	6 Months Ended
Sep. 30, 2022
Loans Receivables [Abstract]
Schedule of loans receivables
	As of September 30, 2022	As of March 31, 2022
	US$	US$
Loans to third parties (Note (a))	8,060,849	7,138,703
Loans to a related party (Note (b))	-	2,245,200
	8,060,849	9,383,903

(a)	The advances granted to independent third parties are unsecured (March 31, 2022: unsecured), except for US$3,938,989 (March 31, 2022: US$2,070,421) bearing a fixed interest rate at 5% per annum (March 31, 2022: 5% per annum), the remaining loans being interest free (March 31, 2022: interest free), and repayable within 12 months (March 31, 2022: 12 months) from the period end date as of September 30, 2022.

(b)	As of March 31, 2022, the advances granted to Hangzhou Yuao Venture Capital Co., Ltd, a company controlled by the legal representative of Guanpeng, amounted to US$2,245,200 are bearing a fixed interest rate at 5% per annum. As of September 30, 2022, the balance has been reclassified to loans to third parties, as Guanpeng has been deregistered on May 24, 2022.